Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019
OPERATING ACTIVITIES
Net loss	$ (12,418,000)	$ (20,009,000)	$ (26,469,000)	$ (16,612,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on shares issued in settlement of warrants			77,000	1,607,000
Loss on write-down of property and equipment			1,060,000	943,000
Amortization of deferred offering costs			644,000
Accounts receivable				1,664,000
Other liabilities				50,000
Stock compensation	511,000	708,000	891,000	2,002,000
Employee stock purchase plan expense		1,000	1,000	3,000
Gain on change in value of warrants	(1,814,000)	16,000		(2,589,000)
Loss on disposal of property and equipment	1,530,000			344,000
Abandonment of intangible assets	90,000	892,000	1,725,000	1,104,000
Depreciation expense	366,000	683,000	897,000	1,097,000
Amortization expense of intangible assets	203,000	263,000	337,000	386,000
Amortization expense of right-of-use assets	327,000	553,000	744,000
Net gain on write-off of right-of-use asset and lease liability	(1,116,000)
Change in operating assets and liabilities:
Prepaid expenses and other current assets	488,000	977,000	1,113,000	(103,000)
Other assets	171,000	1,000	1,000	18,000
Accounts payable and accrued expenses	513,000	(2,251,000)	(2,307,000)	(7,377,000)
Deferred revenue	(165,000)	50,000	165,000	(18,665,000)
Operating lease liabilities	(389,000)	(606,000)	(819,000)
Net cash used in operating activities	(11,703,000)	(18,722,000)	(21,940,000)	(36,128,000)
INVESTING ACTIVITIES
Purchase of property and equipment				(54,000)
Proceeds from disposal of property and equipment	219,000			83,000
Cost of intangible assets	(323,000)	(421,000)	(748,000)	(1,227,000)
Net cash used in investing activities	(104,000)	(421,000)	(748,000)	(1,198,000)
FINANCING ACTIVITIES
Net proceeds from issuance of common stock and pre-funded warrants	28,115,000	10,621,000	15,496,000	24,471,000
Warrant exercises	3,771,000			68,000
Proceeds from employee stock purchase plan		5,000	7,000	20,000
Employee tax withholdings paid on equity awards		(2,000)	(1,000)	(15,000)
Tax shares sold to pay for employee tax withholdings on equity awards		2,000	1,000	14,000
Pre-funded warrant exercises				13,000
Net cash provided by financing activities	31,886,000	10,626,000	15,503,000	24,571,000
Net decrease in cash and cash equivalents	20,079,000	(8,517,000)	(7,185,000)	(12,755,000)
Cash and cash equivalents at beginning of year	25,178,000	32,363,000	32,363,000	45,118,000
Cash and cash equivalents at end of year	45,257,000	23,846,000	25,178,000	32,363,000
Supplemental Disclosures of Cash Flow Information
Cash paid for taxes	50,000	50,000	50,000	50,000
Supplemental Schedule of Noncash Investing and Financing Activities
Warrant liability reclassified into equity		2,000		54,000
Amounts accrued for offering costs		37,000
Commitment fee shares issued for equity line		$ 644,000	644,000
Shares issued in settlement of warrants			77,000	5,463,000
Reclass of security deposit to property and equipment for delivered equipment				79,000
Cashless exercise of warrants			$ 2,000